Contractual charter revenue (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Vessel Agreement	Dec. 31, 2012	Dec. 31, 2011
Minimum future revenues to be received from time charters [Abstract]
2014	$ 22,361,045
2015	1,032,857
Number of vessels under time charter agreement	7
Profit sharing percentage in vessels employment in time charter (in hundredths)	50.00%
Profit share revenue from profit sharing arrangement	222,648	207,788	50,097
Number of supplemental charter hire agreement	2
Profit sharing percentage in supplemental charter hire agreement (in hundredths)	60.00%
Losses under supplemental charter hire agreement	$ 71,615	$ 441,713	$ 98,235
Profit sharing percentage in pool employment agreement (in hundredths)	75.00%
Pool manager profit sharing percentage in pool employment agreement (in hundredths)	25.00%
Ardmore Seavaliant February 2014 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Feb. 28, 2014
Ardmore Seaventure June 2014 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Jun. 30, 2014
Ardmore Seatrader August 2014 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Aug. 30, 2014
Ardmore Seamaster July 2014 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Jul. 31, 2014
Ardmore Seafarer July 2014 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Jul. 31, 2014
Ardmore Seavantage January 2015 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Jan. 31, 2015
Ardmore Seavanguard February 2015 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Feb. 28, 2015